Net profit per share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Net profit per share
14. Net profit per share
Basic net profit per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted net profit per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method.
Basic net profit per share and diluted net profit per share have been calculated in accordance with ASC Topic 260 on computation of earnings per share for the years ended December 31, 2020, 2021 and 2022 as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Basic net profit per share calculation:
Numerator:
Net profit attributable to FinVolution Group’s ordinary shareholders	1,972,700	2,508,947	2,266,382

Denominator:
Weighted average number of ordinary shares outstanding—basic	1,477,162,991	1,420,870,790	1,412,648,862

Net profit per share attributable to FinVolution Group’s ordinary shareholders — basic	1.34	1.77	1.60
Dilute net profit per share calculation:
Numerator:
Net profit attributable to FinVolution Group’s ordinary shareholders	1,972,700	2,508,947	2,266,382

Denominator:
Weighted average number of ordinary shares outstanding—basic	1,477,162,991	1,420,870,790	1,412,648,862
Ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method	9,801,862	8,495,974	2,330,707
Ordinary shares issuable upon the vesting of outstanding restricted share units using the treasury stock method	4,360,567	53,135,068	39,311,747
Weighted average number of ordinary shares outstanding—diluted	1,491,325,420	1,482,501,832	1,454,291,316

Net profit per share attributable to FinVolution Group’s ordinary shareholders — diluted	1.32	1.69	1.56